Derivatives and Fair Value Measurements - Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)
In Millions, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 1 [Member] | Commodity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mark-to-market liability derivatives
Mark-to-market asset derivatives
Level 2 [Member] | Commodity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mark-to-market liability derivatives		0.2
Mark-to-market asset derivatives			0.2
Commercial Paper [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	35.9	39.9	28.3
Commercial Paper [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents
Common stock - available-for-sale investment [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid and other current assets	20.6	20.7	20.7
Common stock - available-for-sale investment [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Prepaid and other current assets